Impact of changes in global operating and economic environment	12 Months Ended
Jun. 30, 2022
Impact of changes in global operating and economic environment [Abstract]
Impact of changes in global operating and economic environment	Impact of changes in global operating and economic environment
Covid-19
In South Africa, the national lockdown that began on 27 March 2020 to curb the spread of the Coronavirus (Covid-19) came to an end during April 2022. This led to the discontinuance of all Covid-19 regulations which had been put in place. In Papua New Guinea, where the Hidden Valley operation is located, significant decreases in positive cases have been experienced for the first part of the 2022 calendar year. In prior years, the group had been able to carry out its operations in Papua New Guinea during the state of emergency which had been imposed by the government.

The virus will still be prevalent in normal day-to-day living. However, unlike before, a significant percentage of the population has been vaccinated against Covid-19. This puts Harmony in a favourable position to manage Covid-19 as part of normal day-to-day activities and as a result management does not expect any further disruptions.

Cost and inflationary pressures
During the second half of the 2022 financial year, Harmony experienced heightened input costs driven by inflationary pressures related to global supply chain constraints due to the Covid-19 pandemic, which was then further exacerbated by Russia’s invasion of Ukraine. The effect has been especially pronounced on certain key items such as oil (directly affecting diesel supply and cost), steel and certain chemical reagents used by the treatment plants. These cost pressures had an impact on, among others, the FY23 budget and life-of-mine planning process, determination of deferred tax rates for the group’s mining entities and impairment assessments performed for the group’s cash generating units. Refer to notes 12 and 15 respectively for further disclosure.

Discount rates
In recent months, central banks globally have been increasing interest rates as a measure of combating rising inflation. In the current financial year, the US Federal Reserve has increased interest rates by 150 basis points, while the South African Reserve Bank (SARB) has raised the repurchase interest rate by 125 basis points for the same period. This contributed to increased bond yields realised in the market, which resulted in an increased cost of equity, as used for purposes of impairment assessments, and risk-free rates used for discounting of the provision for environmental rehabilitation. Refer to note 15 and 26 respectively for further disclosure.

Commodity prices and exchange rates
Gold traded within a range of US$1 726/oz and US$2 052/oz (2021: US$1 681/oz and US$2 063/oz) during the current financial year, reaffirming its safe haven status with investors during times of global uncertainty and market volatility. These uncertainties have also resulted in increased volatility in the R/US$ and R/A$ exchange rates. The currencies traded in ranges of R14.15/US$1 to R16.30/US$1 (2021: R13.43/US$1 to R17.68/US$1) and R10.43/A$1 to R11.63/A$1 (2021: R10.41/A$1 to R12.66/A$1) respectively during the current financial year. Management believes this volatility could be a reflection of growing concern in market sentiment fears surrounding recessions in key economies and current and/or further geopolitical tensions.

As part of the underlying assumptions used in valuing certain line items, management used a consensus of market analysts’ forecasts in determining short-, medium- and long-term commodity prices and exchange rates. These economic assumptions are used in certain fair value calculations. Based on the consensus forecasts used, a marked increase was seen in US$ gold price and R/US$ exchange rate assumptions applied. Refer to note 15 for disclosed assumptions.

ESG and climate change-related financial disclosures
Due to the increased focus on sustainability, Environmental, Social and Governance (ESG) matters and climate change, various regulators have released guidance or proposed regulations for required disclosures during the year. In March 2022, the newly formed International Sustainability Standards Board (ISSB) released exposure drafts on general requirements of sustainability reporting and climate-related disclosures. During March 2022, the Securities and Exchange Commission (SEC) issued proposed rules that are intended to provide more consistent, comparable and reliable information so that investors can better evaluate the impact of climate-related matters on entities. During June 2022, the Johannesburg Stock Exchange (JSE) released its Sustainability and Climate Disclosure guidance.

The comment periods on the SEC and ISSB proposals have closed and the regulators are continuing with their processes. It is expected that the proposals will affect the information reported as “other information” by entities and may include specific requirements on assurance of certain ESG key performance indicators. However, the SEC’s proposal included certain disclosures in the financial statements. It is unknown at this stage if these will be retained in the final regulation.
Management will continue to monitor announcements made by the ISSB, SEC and JSE that will affect the reporting by the group.